Other Expenses - Summary of Detailed Information About Other Income and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Operating Income Expense [abstract]
Merger and related costs	$ 82	$ 170
Acquisition and integration related costs	16	0
Foreign exchange loss (gain), net of related derivatives	42	(10)
Earnings of equity-accounted investees	(66)	(40)
Bad debts	24	(26)
Defined Benefit Plans Curtailment Gain (Note 23)	0	(157)
Other expenses	56	54
Other (expenses) income	$ 154	$ 43